UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242________________________

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

CUTLER EQUITY FUND

SEMI-ANNUAL REPORT
December 31, 2022
(Unaudited)

CUTLER EQUITY FUND
TABLE OF CONTENTS

CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS

To the Cutler Trust Shareholders:

Enclosed is the Semi-Annual Report for the Cutler Trust for the six-months ended December 31, 2022. Please take a few minutes to review this information, which includes performance, holdings, and other important information regarding your investment in the Cutler Equity Fund.

Investors had seen a phenomenal rally off of the pandemic lows. In response to a global economic shut-down, trillions of dollars of stimulus were pushed into the economy to stabilize growth. The Federal Reserve lowered interest rates to 0%, providing further economic support. This policy response was initially effective and was largely maintained for about two years. However, while the Fed was quick to support our economy, they were laggards in removing that support. And we all lived with those consequences in 2022.

Bonds were most notably impacted. With rates at 0% heading into 2022, bonds had no margin for error when it came to inflation policy. As the Consumer Price Index rose to over 9%, that thin margin for error was breached in a significant way. The result was historical carnage in the bond market, with the Bloomberg U.S. Aggregate Bond Index down 13.01% for the calendar year. This was a devasting result for many conservative investors.

While not a historically poor result, stocks also struggled in 2022. The S&P 500® Index returned -18.11% during the calendar year. The long-term returns of the S&P 500® are still very attractive after the strong bull market of the past decade, but the last year’s losses were a painful reminder of the risks present for equity investors.

The focus of the Cutler Equity Fund has always been owning dividend-producing stocks. Why? Cutler believes that these stocks carry less risk than the broader markets, and that in times of volatility investors will seek out these types of companies. This philosophy very much held true this past year. We are proud of the results from 2022, with the Fund returning -3.30%, with the S&P 500® down over 18% for the year. In our history as Portfolio Managers of the Fund, this was the largest outperformance versus the S&P 500® that we can recall. This performance was as much due to the positions we didn’t own in 2022, versus those that we did. While there were some notable gainers this past year, such as Merck and the Fund’s holdings in Energy stocks, the S&P 500® was primarily lower due to technology and communications sector woes, such as large percentage losses from Amazon, Facebook, and Tesla and the like.

This was a difficult year for many investors. We hope that the strong relative performance of the Cutler Equity Fund helped reduce your concern about the markets. However, we always welcome a conversation to talk through your investment and we provide regular market thoughts at cutler.com.

As always, thank you for your trust.

Sincerely,

Erich Patten	Matthew Patten
Chief Investment Officer	Chief Executive Officer

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2022 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in

Cutler Equity Fund(a), the S&P 500® Index and the S&P 500® Value Index

Average Annual Total Returns
(for periods ended December 31, 2022)

	1 Year	5 Years	10 Years
Cutler Equity Fund(b)	-3.30%	9.05%	11.18%
S&P 500® Index(c)	-18.11%	9.42%	12.56%
S&P 500® Value Index(c)	-5.22%	7.58%	10.86%

(a)	The Fund’s Shares were converted from Class I Shares on October 28, 2020. The performance figures include the performance for Class I Shares for the periods prior to October 28, 2020.

(b)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total annual operating expenses, as disclosed in the Fund’s prospectus dated October 28, 2022, were 0.99% of average daily net assets.

(c)	The S&P 500® Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The S&P 500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. Constituents are drawn from the S&P 500® Index. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2022 (Unaudited)

Sector Allocation (% of Net Assets)

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Other
Cutler Equity Fund
S&P 500® Index

Top Ten Equity Holdings

% of
Security Description	Net Assets
Deere & Company	6.0%
Charles Schwab Corporation (The)	5.0%
Home Depot, Inc. (The)	4.8%
Caterpillar, Inc.	4.6%
Microsoft Corporation	4.5%
McDonald’s Corporation	4.1%
BlackRock, Inc.	4.0%
Exxon Mobil Corporation	3.7%
Chevron Corporation	3.3%
Walmart, Inc.	3.3%

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)
COMMON STOCKS — 98.0%	Shares	Value
Communications — 4.1%
Cable & Satellite — 1.2%
Comcast Corporation - Class A	62,700	$2,192,619

Telecommunications — 2.9%
Verizon Communications, Inc.	139,686	5,503,628

Consumer Discretionary — 12.0%
Apparel & Textile Products — 3.1%
NIKE, Inc. - Class B	49,750	5,821,248

Leisure Facilities & Services — 4.1%
McDonald’s Corporation	29,255	7,709,570

Retail - Discretionary — 4.8%
Home Depot, Inc. (The)	28,575	9,025,699

Consumer Staples — 11.7%
Beverages — 3.1%
PepsiCo, Inc.	33,095	5,978,942

Household Products — 2.8%
Procter & Gamble Company (The)	34,930	5,293,991

Retail - Consumer Staples — 5.8%
Kroger Company (The)	106,221	4,735,332
Walmart, Inc.	43,502	6,168,149
		10,903,481
Energy — 7.0%
Oil & Gas Producers — 7.0%
Chevron Corporation	34,870	6,258,817
Exxon Mobil Corporation	63,314	6,983,534
		13,242,351
Financials — 16.5%
Asset Management — 9.0%
BlackRock, Inc.	10,764	7,627,693
Charles Schwab Corporation (The)	114,000	9,491,640
		17,119,333

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.0%(Continued)	Shares	Value
Financials — 16.5% (Continued)
Banking — 7.5%
JPMorgan Chase & Company	27,800	$3,727,980
M&T Bank Corporation	23,890	3,465,484
Northern Trust Corporation	31,100	2,752,039
PNC Financial Services Group, Inc. (The)	26,300	4,153,822
		14,099,325
Health Care — 14.1%
Biotech & Pharma — 9.3%
Bristol-Myers Squibb Company	85,363	6,141,868
Johnson & Johnson	29,970	5,294,200
Merck & Company, Inc.	54,990	6,101,141
		17,537,209
Medical Equipment & Devices — 4.8%
Becton, Dickinson and Company	24,025	6,109,557
Medtronic plc	39,400	3,062,168
		9,171,725
Industrials — 19.5%
Aerospace & Defense — 1.9%
Raytheon Technologies Corporation	36,260	3,659,359

Commercial Support Services — 3.2%
Republic Services, Inc.	46,550	6,004,485

Electrical Equipment — 1.9%
Carrier Global Corporation	85,210	3,514,913

Machinery — 10.6%
Caterpillar, Inc.	35,930	8,607,391
Deere & Company	26,644	11,423,881
		20,031,272
Transportation & Logistics — 1.9%
Union Pacific Corporation	17,500	3,623,725

Materials — 2.1%
Chemicals — 2.1%
DuPont de Nemours, Inc.	57,891	3,973,059

Technology — 11.0%
Semiconductors — 4.8%
Intel Corporation	127,965	3,382,115
Texas Instruments, Inc.	33,965	5,611,697
		8,993,812

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.0%(Continued)	Shares	Value
Technology — 11.0% (Continued)
Software — 4.5%
Microsoft Corporation	35,775	$8,579,561

Technology Services — 1.7%
International Business Machines Corporation	23,000	3,240,470

Total Common Stocks (Cost $94,142,343)		$185,219,777

MONEY MARKET FUNDS — 1.9%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 4.22% (a) (Cost $3,552,811)	3,552,811	$3,552,811

Total Investments at Value — 99.9% (Cost $97,695,154)		$188,772,588

Other Assets in Excess of Liabilities — 0.1%		218,039

Net Assets — 100.0%		$188,990,627

(a)	The rate shown is the 7-day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)
ASSETS
Investments in securities:
At cost	$97,695,154
At value (Note 2)	$188,772,588
Receivable for capital shares sold	135,906
Dividends receivable	233,474
Other assets	27,063
Total assets	189,169,031

LIABILITIES
Payable for capital shares redeemed	15,152
Payable to Adviser (Note 3)	121,085
Payable to administrator (Note 3)	16,200
Accrued shareholder servicing fees (Note 3)	9,738
Other accrued expenses	16,229
Total liabilities	178,404

NET ASSETS	$188,990,627

NET ASSETS CONSIST OF:
Paid-in capital	$95,540,936
Accumulated earnings	93,449,691
NET ASSETS	$188,990,627

Shares outstanding (unlimited number of shares authorized, no par value)	7,616,488

Net asset value, offering price and redemption price per share (Note 2)	$24.81

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2022 (Unaudited)
INVESTMENT INCOME
Dividend income	$2,295,949
Foreign withholding taxes on dividends	(447)
Total investment income	2,295,502

EXPENSES
Investment advisory fees (Note 3)	689,358
Administration fees (Note 3)	92,031
Shareholder servicing fees (Note 4)	31,807
Trustees’ fees and expenses (Note 3)	22,698
Registration and filing fees	18,455
Insurance expense	11,743
Audit and tax services fees	9,411
Legal fees	9,000
Custody and bank service fees	8,171
Postage and supplies	5,717
Shareholder reporting expenses	5,070
Other expenses	6,491
Total expenses	909,952

NET INVESTMENT INCOME	1,385,550

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	2,379,865
Net change in unrealized appreciation (depreciation) on investments	12,579,052
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	14,958,917

NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,344,467

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended
	December 31,
	2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income	$1,385,550	$2,414,405
Net realized gains from investment transactions	2,379,865	7,747,948
Net change in unrealized appreciation (depreciation) on Investments	12,579,052	(19,465,712)
Net increase (decrease) in net assets from operations	16,344,467	(9,303,359)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,692,195)	(14,956,555)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,053,602	21,200,540
Net asset value of shares issued in reinvestment of distributions to shareholders	1,676,645	14,863,266
Payments for shares redeemed	(8,207,521)	(29,941,648)
Net increase (decrease) in net assets from capital share transactions ...	(1,477,274)	6,122,158

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,174,998	(18,137,756)

NET ASSETS
Beginning of period	175,815,629	193,953,385
End of period	$188,990,627	$175,815,629

CAPITAL SHARE ACTIVITY
Shares sold	211,036	817,116
Shares reinvested	71,742	585,996
Shares redeemed	(346,851)	(1,149,451)
Net increase (decrease) in shares outstanding	(64,073)	253,661
Shares outstanding at beginning of period	7,680,561	7,426,900
Shares outstanding at end of period	7,616,488	7,680,561

See accompanying notes to financial statements.

CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	Dec. 31,
	2022		Years Ended June 30,
	(Unaudited)		2022	2021(a)	2020	2019	2018
Net asset value at beginning of period	$22.89		$26.11	$19.90	$20.67	$19.82	$18.39
Income (loss) from investment operations:
Net investment income	0.18		0.33	0.32	0.33	0.31	0.28
Net realized and unrealized gains (losses) on investments	1.96		(1.46)	7.17	(0.21)	1.62	1.68
Total from investment operations	2.14		(1.13)	7.49	0.12	1.93	1.96
Less distributions from:
Net investment income	(0.19)		(0.32)	(0.32)	(0.33)	(0.31)	(0.28)
Net realized gains	(0.03)		(1.77)	(0.96)	(0.56)	(0.77)	(0.25)
Total distributions	(0.22)		(2.09)	(1.28)	(0.89)	(1.08)	(0.53)
Net asset value at end of period	$24.81		$22.89	$26.11	$19.90	$20.67	$19.82
Total return (b)	9.42	% (c)	(5.04%)	38.64%	0.39%	10.36%	10.63%
Net assets at end of period (000’s)	$188,991		$175,816	$193,953	$147,207	$159,665	$150,597
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99	% (d)	0.99%	1.02%	1.16%	1.16%	1.16%
Ratio of net expenses to average net assets (e)	0.99	% (d)	0.99%	1.04%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (e)	1.51	% (d)	1.26%	1.36%	1.58%	1.56%	1.41%
Portfolio turnover rate	5	% (c)	1%	7%	6%	5%	10%

(a)	Effective October 28, 2020, all existing shares of the Fund converted from Class II shares (Note 1).

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Advisor had not reduced advisory fees for the years ended June 30, 2020, 2019 and 2018 and would have been higher for the year ended June 30, 2021 had the Adviser not recouped prior year fee reductions (Note 3).

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee reductions and/or recoupments of previous investment advisory fee reductions for the years ended June 30, 2021, 2020, 2019 and 2018 (Note 3).

See accompanying notes to financial statements.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

1.	Organization

Cutler Equity Fund (the “Fund”) is a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

The Fund seeks current income and long-term capital appreciation.

The Fund currently offers one class of shares, which prior to October 28, 2021 were known as Class II Shares. The current shares are sold without any sales loads but are subject to a shareholder service plan fee of up to 0.15% of the Fund’s average daily net assets. Prior to October 28, 2020, the Fund offered Class I Shares (sold without any sales loads, but subject to a shareholder servicing fee of up to 0.25% of the Fund’s net assets attributable to Class I Shares). On October 28, 2020, all existing Class I Shares were converted into shares of the Fund at the Class I net asset value per share as of October 28, 2020, which was $20.83. After October 28, 2020, Class I Shares were no longer offered by the Fund. The performance of Class I Shares is and will continue to be reflected in the current performance of the Fund.

2.	Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Securities Valuation — The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund values securities at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its NAV. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Fund.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of December 31, 2022 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$185,219,777	$—	$—	$185,219,777
Money Market Funds	3,552,811	—	—	3,552,811
Total	$188,772,588	$—	$—	$188,772,588

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. There were no derivatives or Level 3 securities held by the Fund as of or during the six months ended December 31, 2022.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is recorded as earned. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Fund during the periods ended December 31, 2022 and June 30, 2022 was as follows:

	Ordinary	Long-term	Total
Period Ended	Income	Capital Gains	Distributions
12/31/2022	$1,431,487	$260,708	$1,692,195
6/30/2022	$2,472,379	$12,483,975	$14,956,354

Federal income tax — The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2022:

Tax cost of portfolio investments	$97,702,164
Gross unrealized appreciation	$93,950,804
Gross unrealized depreciation	(2,880,380)
Net unrealized appreciation on investments	91,070,424
Accumulated ordinary losses	(402)
Other gains	2,379,669
Accumulated earnings	$93,449,691

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales.

Additionally, GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the six months ended December 31, 2022, no such reclassifications were made.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Therefore, no tax expense (including interest and penalties) was recorded in the current year and no adjustments were made to prior periods.

3.	Transactions with Related Parties

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until October 31, 2023, to reduce its advisory fees and to pay the ordinary operating expenses to the extent necessary to limit annual ordinary operating expenses to 0.99% of the Fund’s average daily net assets. (Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses). Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the ordinary operating expenses to exceed the foregoing expense limitation or any expense limitation in place at the time of repayment and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the six months ended December 31, 2022, the Fund incurred $689,358 of investment advisory fees. During the six months ended December 31, 2022, the Adviser did not have any advisory fee reductions. As of December 31, 2022, no prior year fee reductions are available for repayment by the Adviser.

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

fee of $1,250 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. Additionally, the Chairman of the Audit Committee receives from the Trust an additional annual retainer of $5,000.

4.	Shareholder Service Plan

The Fund may pay shareholder servicing fees not to exceed 0.15% per annum of the Fund’s average daily net assets, and of this amount, the Board of Trustees has authorized the actual expenditure of shareholder servicing fees up to 0.05% per annum of the Fund’s average daily net assets. These fees may be paid to compensate intermediaries and other entities for the performance of administrative, non-distribution related shareholder services. During the six months ended December 31, 2022, the Fund incurred $31,807 of shareholder services fees.

5.	Securities Transactions

During the six months ended December 31, 2022, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $8,872,563 and $8,967,154, respectively.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CUTLER EQUITY FUND
LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees approved the appointment of the Adviser as the Administrator of the Program. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board of Trustees for consideration at its meeting held on August 25, 2022. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program: (i) was adequately designed; and (ii) has been effectively implemented.

CUTLER EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2022 through December 31, 2022).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual Fund Return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Fund’s actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CUTLER EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value		Expenses
	July 1,	December 31,	Net Expense	Paid During
	2022	2022	Ratio(a)	Period(b)
Based on Actual Fund Return	$1,000.00	$1,094.20	0.99%	$5.23
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CUTLER EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at www.sec.gov.

Availability of Portfolio Schedule

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website at www.cutler.com.

Rev. August 2010

PRIVACY NOTICE

FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Cutler Trust does not jointly market.

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CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 ● (541)770-9000
Fax:(541)779-0006
info@cutler.com

Cutler-SAR-22

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a) Not applicable [schedule filed with Item 1]

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 1, 2023

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	March 1, 2023

* Print the name and title of each signing officer under his or her signature.